AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (unaudited)
March 31, 2024
	Shares	Value
Common Stocks - 99.3%
Communication Services - 6.3%
Alphabet, Inc., Class A*	21,370	$3,225,374
Meta Platforms, Inc., Class A	6,222	3,021,279
Netflix, Inc.*	3,922	2,381,948

Total Communication Services		8,628,601
Consumer Discretionary - 11.4%
Amazon.com, Inc.*	20,564	3,709,334
Lowe's Cos., Inc.	9,717	2,475,211
Lululemon Athletica, Inc. (Canada)*	5,018	1,960,282
Marriott International, Inc., Class A	9,565	2,413,345
O'Reilly Automotive, Inc.*	2,213	2,498,212
Royal Caribbean Cruises, Ltd.*	19,386	2,694,848

Total Consumer Discretionary		15,751,232
Consumer Staples - 3.4%
BJ's Wholesale Club Holdings, Inc.*	26,845	2,030,824
Target Corp.	14,758	2,615,265

Total Consumer Staples		4,646,089
Energy - 1.5%
EOG Resources, Inc.	16,377	2,093,636
Financials - 11.6%
Arch Capital Group, Ltd. (Bermuda)*	24,889	2,300,739
Everest Group, Ltd. (Bermuda)	5,205	2,068,988
Fiserv, Inc.*	15,857	2,534,266
Mastercard, Inc., Class A	5,029	2,421,816
PayPal Holdings, Inc.*	26,577	1,780,393
Visa, Inc., Class A1	8,438	2,354,877
WEX, Inc.*	10,631	2,525,181

Total Financials		15,986,260
Health Care - 16.9%
Cencora, Inc.	10,172	2,471,694
Chemed Corp.	3,801	2,439,976
Danaher Corp.	9,332	2,330,387
HCA Healthcare, Inc.	7,681	2,561,844
ICON PLC (Ireland)*	7,358	2,471,920
McKesson Corp.	4,488	2,409,383
The Cigna Group	6,569	2,385,795
Thermo Fisher Scientific, Inc.	3,456	2,008,662
UnitedHealth Group, Inc.	3,886	1,922,404
Vertex Pharmaceuticals, Inc.*	5,332	2,228,829

Total Health Care		23,230,894
Industrials - 10.3%
Cintas Corp.	3,796	2,607,966
	Shares	Value

Ferguson PLC (United Kingdom)	11,337	$2,476,341
Illinois Tool Works, Inc.	7,296	1,957,736
Lincoln Electric Holdings, Inc.	9,417	2,405,479
Union Pacific Corp.	9,151	2,250,505
WW Grainger, Inc.	2,478	2,520,869

Total Industrials		14,218,896
Information Technology - 34.2%
Adobe, Inc.*	3,747	1,890,736
Amphenol Corp., Class A	22,393	2,583,032
ANSYS, Inc.*	6,258	2,172,527
Apple, Inc.	21,170	3,630,232
Applied Materials, Inc.	13,406	2,764,719
Broadcom, Inc.	2,148	2,846,981
Cadence Design Systems, Inc.*	7,842	2,441,058
CDW Corp.	9,785	2,502,807
Gartner, Inc.*	5,172	2,465,337
Keysight Technologies, Inc.*	13,270	2,075,163
KLA Corp.	3,905	2,727,916
Lam Research Corp.	2,832	2,751,486
Microsoft Corp.	9,744	4,099,496
Motorola Solutions, Inc.	7,172	2,545,917
PTC, Inc.*	13,860	2,618,708
Roper Technologies, Inc.	4,108	2,303,931
salesforce.com, Inc.	7,643	2,301,919
ServiceNow, Inc.*	3,155	2,405,372

Total Information Technology		47,127,337
Materials - 3.7%
Ecolab, Inc.	11,306	2,610,555
The Sherwin-Williams Co.	7,272	2,525,784

Total Materials		5,136,339

Total Common Stocks (Cost $82,024,632)		136,819,284
Short-Term Investments - 0.8%
Other Investment Companies - 0.8%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.20%[2]	452,593	452,593
Dreyfus Institutional Preferred Government Money Market Fund, Institutional Shares, 5.27%[2]	678,889	678,889

Total Short-Term Investments (Cost $1,131,482)		1,131,482
Total Investments - 100.1% (Cost $83,156,114)		137,950,766
Other Assets, less Liabilities - (0.1)%		(118,939)
Net Assets - 100.0%		$137,831,827

AMG Renaissance Large Cap Growth Fund
Schedule of Portfolio Investments (continued)
*	Non-income producing security.
[1]	Some of this security, amounting to $2,331,155 or 1.7% of net assets, were out on loan to various borrowers and are collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the March 31, 2024, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$136,819,284	—	—	$136,819,284
Short-Term Investments
Other Investment Companies	1,131,482	—	—	1,131,482
Total Investments in Securities	$137,950,766	—	—	$137,950,766

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended March 31, 2024, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at March 31, 2024, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,331,155	—	$2,377,402	$2,377,402
The following table summarizes the securities received as collateral for securities lending at March 31, 2024:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	04/11/24-11/15/53
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.